Note 3 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2021	116,331,440	(17,872,993)	98,458,447
Depreciation for the period	-	(3,193,086)	(3,193,086)
Capitalized expenses	332,655	-	332,655
Balance, June 30, 2021	116,664,095	(21,066,079)	95,598,016